Related Parties And Related Party Transactions - Summary of Related Party Transactions Outstanding (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Outstanding Balances For Related Party Transactions [Line Items]
Financial assets at amortized cost	¥ 0	¥ 1,499,000
Borrowings	63,535,913	51,114,575
Ping An Insurance (Group) Company of China, Ltd. and its subsidiaries [member]
Disclosure Of Outstanding Balances For Related Party Transactions [Line Items]
Accounts and other payables and contract liabilities and other liabilities / Payable to platform investors, accounts and other payables and contract liabilities and other liabilities	3,910	3,910
Financial assets at amortized cost	0	1,500,582
Borrowings	1,520,258	818,986
Ping An Insurance (Group) Company of China, Ltd. and its subsidiaries [member] | Accounts and other payables and contract liabilities and other liabilities [Member]
Disclosure Of Outstanding Balances For Related Party Transactions [Line Items]
Accounts and other payables and contract liabilities and other liabilities / Payable to platform investors, accounts and other payables and contract liabilities and other liabilities	1,658,352	1,464,914
Ping An Insurance (Group) Company of China, Ltd. and its subsidiaries [member] | Cash [member]
Disclosure Of Outstanding Balances For Related Party Transactions [Line Items]
Cash / Restricted cash / Account and other receivables and contract assets and other assets	6,493,443	10,621,118
Ping An Insurance (Group) Company of China, Ltd. and its subsidiaries [member] | Restricted Cash [Member]
Disclosure Of Outstanding Balances For Related Party Transactions [Line Items]
Cash / Restricted cash / Account and other receivables and contract assets and other assets	3,986,060	5,647,728
Ping An Insurance (Group) Company of China, Ltd. and its subsidiaries [member] | Account and other receivables and contract assets and other assets [member]
Disclosure Of Outstanding Balances For Related Party Transactions [Line Items]
Cash / Restricted cash / Account and other receivables and contract assets and other assets	¥ 1,071,570	¥ 2,189,140